Cover Page Document	Nov. 04, 2026
Entity Information
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Tax Identification Number	37-1490331
Entity File Number	1-16427
Entity Incorporation, State or Country Code	GA
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity Address, Street	347 Riverside Avenue
Entity Address, City	Jacksonville
Entity Address, State	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
New York Stock Exchange
Entity Information
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
New York Stock Exchange | 1.500% Senior Notes due 2027
Entity Information
Title of each class	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
New York Stock Exchange | 1.000% Senior Notes due 2028
Entity Information
Title of each class	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
New York Stock Exchange | 2.250% Senior Notes due 2029
Entity Information
Title of each class	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
New York Stock Exchange | 2.000% Senior Notes due 2030
Entity Information
Title of each class	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
New York Stock Exchange | 2.950% Senior Notes due 2039
Entity Information
Title of each class	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE
New York Stock Exchange | 0.625% Senior Notes due 2025
Entity Information
Title of each class	0.625% Senior Notes due 2025
Trading Symbol	FIS25B
Security Exchange Name	NYSE
New York Stock Exchange | 3.360% Senior Notes due 2031
Entity Information
Title of each class	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE